Leases - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) renewalOption	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 12,835
Operating lease liabilities	$ 13,974
Rent expense under ASC 840		$ 1,400	$ 7,600	$ 6,000
Minimum
Lessee, Lease, Description [Line Items]
Number of renewal options | renewalOption	1
Renewal lease term (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Renewal lease term (in years)	6 years
ASC 842
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets					$ 10,800
Operating lease liabilities					12,000
Reversal of deferred rent					$ 1,200